[Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116]

August 4, 2006

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  iShares Trust (the “Trust”), File Nos. 333-92935 and 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the prospectuses and statement of additional information for the Funds of the Trust, dated August 1, 2006, do not differ from those contained in Post-Effective Amendment No. 48, filed electronically on July 28, 2006, to the Trust’s Registration Statement on Form N-1A.

Please address all questions regarding this filing to the undersigned at (617) 937-5525.

Very truly yours,

/s/ Peter W. Kronberg

Peter W. Kronberg, Esq.